COLONIAL STRATEGIC INCOME FUND           SEMIANNUAL REPORT

JUNE 30, 1998



                         Not FDIC |  May Lose Value
                         Insured  |  No Bank Guarantee

                    COLONIAL STRATEGIC INCOME FUND HIGHLIGHTS
                         JANUARY 1, 1998 - JUNE 30, 1998

INVESTMENT OBJECTIVE: Colonial Strategic Income Fund seeks as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

THE FUND IS DESIGNED TO OFFER:

   /X/  Opportunity for higher income
   /X/  Diversification
   /X/  Experienced, professional management

PORTFOLIO MANAGER COMMENTARY: "Relative to its peers, the Fund performed well for investors during the past six months. The heaviest weighting remains in high yield corporate bonds because they have continued to offer strong performance."

                                                                 -- Carl Ericson


                   COLONIAL STRATEGIC INCOME FUND PERFORMANCE

                                                         CLASS A           CLASS B           CLASS C
Inception dates                                          4/21/77           5/15/92            7/1/97

Distributions declared per share                          $0.288            $0.260            $0.266

SEC yields on 6/30/98(1)                                   6.36%             5.90%             6.04%

Six-month total returns, assuming                          3.69%             3.31%             3.38%(2)
reinvestment of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)

Net asset value per share on 6/30/98                      $7.30             $7.30             $7.30


TOP FIVE HOLDINGS(3)
(as of 6/30/98)

U.S. Treasury Obligations...............   25.8%
United Kingdom Treasury.................    5.8%
Treasury Corp. Victoria.................    2.6%
Swedish Gov't Bonds.....................    2.4%
Republic of Brazil......................    1.7%


PORTFOLIO STRUCTURE(3)
(as of 6/30/98)
Corporate Bonds.........................   39.3%
U.S. Gov't Notes/Bonds..................   25.0%
Foreign Gov't Bonds.....................   24.8%
U.S. Agencies...........................    2.6%
Other...................................    8.3%

(1) The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 5.89%.

(2) Performance results reflect any voluntary waiver of Fund expenses by the Distributor. Absent this waiver, performance results would have been lower.

(3) Portfolio holdings and structure are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these portfolio holdings and structure in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                               [PICTURE OMITTED]

In June 1998, Harold Cogger retired as president of Colonial Strategic Income Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Strategic Income Fund for the six-month period ended June 30, 1998.

Although overshadowed by very strong equity market returns, fixed-income markets enjoyed considerable success during the past six months, particularly in the last six-weeks of the period. In the first half of 1998, the economy has shown signs of slowing. As interest rates dropped, bond prices finished the period on a positive note.

The Fund continues to be an attractive choice for fixed-income investors because it is diversified in a mixture of U.S. Treasury bonds, high yield U.S. corporate securities and bonds issued by foreign governments. By investing in a combination of these three bond markets, the Fund is able to pursue favorable yields from all three sectors -- while reducing the risk of investing in a single sector of the bond market.

Because it can diversify within the bond market, Colonial Strategic Income Fund remains a sensible option for investors seeking a high level of current income and total return consistent with prudent risk. The following portfolio management report expands on these issues, provides details on the Fund's strategies and performance, and offers some insight for the investment period ahead.

Respectfully,


/s/ Stephen E. Gibson
-----------------------------
Stephen E. Gibson
President
August 11, 1998


Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

CARL ERICSON is the portfolio manager of Colonial Strategic Income Fund. Mr. Ericson is senior vice president of Colonial Management Associates, Inc. and director of the Taxable Fixed Income Department.

FUND CAPITALIZED ON FAVORABLE INTEREST RATE ENVIRONMENT

Overall, conditions for bonds over the past six months have been relatively favorable. Typically, as interest rates rise, bond prices tend to fall. Conversely, as interest rates fall, bond prices tend to rise. Interest rates have been on a downward trend. In the past six months, low inflation and modest economic growth helped push interest rates even lower. In turn, bond prices continued their general upward climb.

Capitalizing on this favorable environment, the Fund generated a total return of 3.69% for Class A shares, based on net asset value for the six months ended June 30, 1998. This compares favorably with the performance of the average Lipper peer group return of 2.71% for the same period. (1)

HIGH YIELD BONDS CONTINUE TO HOLD THEIR OWN

The high yield corporate sector of the bond market continues to account for the highest percentage of the portfolio, approximately 40%. High yield corporates were the leading performers in the portfolio during the first part of the period; however, during the last six weeks, this segment of the bond market did not perform to its fullest extent. Part of the slowdown stems from some industry consolidation. Nevertheless, the outlook for value remains attractive because high yield bonds tend to perform well in a steadily growing economy.

The Fund is diversified across 175 different high yield issues, with the largest position accounting for less than two percent of the entire portfolio. In the past six months, as the rate of growth in the economy slowed, the Fund reduced cyclical holdings sensitive to economic movement. Telecommunication companies, such as Nextel (1.43% of the portfolio), Time/Warner (0.80% of the portfolio), and EchoStar Communications (0.87% of the portfolio), continue to be high on the Fund's list of holdings. These companies have the ability to participate in the explosive growth potential of personal communications, but can also fall back on their more established business units in the event of an economic downturn.

In addition, we maintain strong positions in Stone Container Corp. (0.71% of the portfolio) and Allied Waste North America, Inc. (0.70% of the portfolio).

U.S. TREASURYS BALANCE THE PORTFOLIO

The next heaviest weighting in the Fund's portfolio is U.S. Treasurys, which account for approximately 30% of the total portfolio. The average effective duration of these bonds is about five years, an intermediate time horizon that has served the Fund well, particularly in the last quarter. In May and June, the U.S. government market rallied strongly, and the Fund was positioned to benefit from the rally.

At the end of the period, approximately 10% of Treasury holdings were in mortgage paper. These securities provide some cushion during market declines because they are not as quick to react to interest rate movements as Treasury securities.

Going forward, we believe the outlook for Treasurys remains the same. Inflation has subdued, growth has slowed and bond prices are rising. The Fund has already capitalized on this environment but foresees opportunity for further gains.

FOREIGN HOLDINGS ROUND OUT THE PORTFOLIO

Europe continues to be the Fund's investment of choice in the international arena. Our investments in Spain performed particularly well, and the Fund recently sold these holdings for a sizable profit. Part of the success of these issues can be attributed to the anticipated introduction of the Euro, the common currency for the European Economic Community. The European market has become more unified and yields have converged closer to those of Germany, the strongest economy in Europe. Along with more unity, the investment choices have and will continue to narrow. As a result, the Fund is monitoring the market for developing opportunities.

The portfolio's European investments include Greece, Poland, Sweden, Denmark and the United Kingdom. The Fund also invests in Latin America, but has no exposure in Asia.

POSITIVE OUTLOOK FOR 1998

Our outlook continues to be positive. A modest interest rate decline coupled with slowing growth in the economy creates a favorable environment. We are committed to investing at least 20% but no more than 50% in three bond sectors -- high yield bonds, U.S. Treasurys, and international bonds. These ranges allow us to seek out the best performing bonds while maintaining diversification. For the immediate future, we expect a continuation of what we have seen in the first six months of 1998 and expect to maintain allocations similar to where the Fund is now. Should the current economic and market climate change, we will assess the benefits and risks and shift assets to the fixed-income sector we believe has the most promising combination of total return, yield and risk.


(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Multi-Sector Income Funds Category. The Fund's Class A share ranking is in the first quartile for the six-month period (ranked 10 out of 95 funds), for the one-year period is in the first quartile (9 out of 83 funds), in the first quartile for the five-year period (ranked 2 out of 20 funds) and in the second quartile for the ten-year period (ranked 2 out of 5 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

            Colonial Strategic Income Fund Investment Performance vs.
                 Lehman Brothers Government/Corporate Bond Index
                Change in Value of $10,000 from 6/30/88 - 6/30/98


                                 [GRAPH OMITTED]
                           [PLOT POINTS IN PCN 6.01]


                Change in Value of $10,000 from 6/30/88 - 6/30/98

------------------------------------------------------------------------------------------------------
              Class A                            Class B                             Class C
        NAV             POP                NAV             w/CDSC              NAV             w/CDSC
------------------------------------------------------------------------------------------------------
      $24,271        $23,118            $23,199           $23,199            $24,126           $24,126
------------------------------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 6/30/98

--------------------------------------------------------------------------------------------------
                          Class A Shares                Class B Shares          Class C Shares
Inception                     4/21/77                      5/15/92                 7/1/97
                         NAV          POP            NAV          w/CDSC       NAV          w/CDSC
--------------------------------------------------------------------------------------------------
1 year                  9.27%        4.08%          8.46%        3.46%         8.62%        7.62%
5 years                  8.71         7.66           7.91         7.61          8.58         8.58
10 years                 9.27         8.74           8.78         8.78          9.21         9.21
Since inception         10.24         9.98          10.00        10.00         10.20        10.20
--------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). The public offering price (POP) returns include the maximum charges of 5.75% for Class A shares. The CDSC returns reflect the maximum applicable charges of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to inception of the newer class shares would have been lower.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, are not professionally managed and it is not possible to invest in an index.

                     PLOT POINTS FOR OMITTED GRAPH, PAGE 6

           COLONIAL STRATEGIC INCOME FUND INVESTMENT PERFORMANCE VS.
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
               Change in Value of $10,000 from 6/30/88 - 6/30/98

[arrow]    Label          A         B           C          D           E
----------------------------------------------------------------------------
Label   AS OF DATE     NAV      POP       Lehman Govt/Cp
----------------------------------------------------------------------------
 1      Jun 30, 88      10000     9525      10000
----------------------------------------------------------------------------
 2      Sep 30, 88       9867     9399      10187
----------------------------------------------------------------------------
 3      Dec 30, 88      10198     9714      10285
----------------------------------------------------------------------------
 4      Mar 31, 89      10492     9994      10399
----------------------------------------------------------------------------
 5      Jun 30, 89      10810    10296      11234
----------------------------------------------------------------------------
 6      Sep 29, 89      11166    10635      11340                    CSIF mt
----------------------------------------------------------------------------
 7      Dec 29, 89      11212    10679      11749
----------------------------------------------------------------------------
 8      Mar 30, 90      10873    10356      11614
----------------------------------------------------------------------------
 9      Jun 29, 90      11255    10720      12033
----------------------------------------------------------------------------
10      Sep 28, 90      10526    10026      12106
----------------------------------------------------------------------------
11      Dec 31, 90      10422     9927      12722
----------------------------------------------------------------------------
12      Mar 28, 91      11338    10800      13065
----------------------------------------------------------------------------
13      Jun 28, 91      11869    11305      13262
----------------------------------------------------------------------------
14      Sep 30, 91      12634    12033      14025
----------------------------------------------------------------------------
15      Dec 31, 91      13383    12748      14774
----------------------------------------------------------------------------
16      Mar 31, 92      13692    13042      14552
----------------------------------------------------------------------------
17      Jun 30, 92      14303    13624      15141
----------------------------------------------------------------------------
18      Sep 30, 92      14823    14119      15881
----------------------------------------------------------------------------
19      Dec 31, 92      14691    13994      15894
----------------------------------------------------------------------------
20      Mar 31, 93      15469    14734      16633
----------------------------------------------------------------------------
21      Jun 30, 93      15985    15226      17132
----------------------------------------------------------------------------
22      Sep 30, 93      16333    15558      17699
----------------------------------------------------------------------------
23      Dec 31, 93      16887    16085      17647
----------------------------------------------------------------------------
24      Mar 31, 94      16447    15666      17094
----------------------------------------------------------------------------
25      Jun 30, 94      16232    15461      16882
----------------------------------------------------------------------------
26      Sep 30, 94      16273    15500      16965
----------------------------------------------------------------------------
27      Dec 30, 94      16267    15494      17028
----------------------------------------------------------------------------
28      Mar 31, 95      17163    16348      17876
----------------------------------------------------------------------------
29      Jun 30, 95      18096    17237      19036
----------------------------------------------------------------------------
30      Sep 29, 95      18708    17820      19401
----------------------------------------------------------------------------
31      Dec 29, 95      19548    18619      20304
----------------------------------------------------------------------------
32      Mar 29, 96      19638    18706      19829
----------------------------------------------------------------------------
33      Jun 28, 96      19930    18983      19923
----------------------------------------------------------------------------
34      Sep 30, 96      20736    19751      20274
----------------------------------------------------------------------------
35      Dec 31, 96      21550    20527      20894
----------------------------------------------------------------------------
36      Mar 31, 97      21293    20282      20714
----------------------------------------------------------------------------
37      Jun 30, 97      22212    21157      21467
----------------------------------------------------------------------------
38      Sep 30, 97      23150    22050      22220
----------------------------------------------------------------------------
39      Dec 31, 97      23406    22294      22933
----------------------------------------------------------------------------
40      Mar 31, 98      24062    22919      23280
----------------------------------------------------------------------------
41      Jun 30, 98      24271    23118      23889
----------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1998 (UNAUDITED, IN THOUSANDS)

BONDS & NOTES - 92.5%
------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 39.3%                                             PAR
VALUE
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
 BUILDING CONSTRUCTION
 Falcon Building Products Co., Inc.,
  stepped coupon,
  (10.500% 06/15/02)                              (a)       06/15/07                   $ 3,500                 $
2,327
 Kevco, Inc.,
                                                10.375%     12/01/07                     1,500
1,560

-------

3,887

-------

------------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
 FINANCIAL SERVICES - 0.2%
 U.S. Timberlands,
                                                 9.625%     11/15/07                     4,000
4,060

-------

 NONDEPOSITORY CREDIT INSTITUTIONS - 0.0%
 Drum Financial Corp.,
                                                12.875%     09/15/99(b)(c)               1,000
10

-------

------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 15.6%
 CHEMICALS & ALLIED PRODUCTS - 2.0%
 Agricultural Minerals Co., L.P.,
                                                10.750%     09/30/03                     7,200
7,695
 Climachem, Inc.,
                                                10.750%     12/01/07 (d)                 2,000
2,075
 Hydrochem Industrial Services, Inc.,
                                                10.375%     08/01/07                     4,420
4,508
 LaRoche Industries, Inc.,
                                                 9.500%     09/15/07                     6,250
6,063
 PCI Chemicals Canada, Inc.,
                                                 9.250%     10/15/07                     1,250
1,219
 Sterling Chemicals, Inc.,
                                                11.250%     04/01/07                     6,900
6,831
 Texas Petrochemical Corp.,
                                                11.125%     07/01/06                     1,600
1,736
 Trans-Resources,
                                                10.750%     03/15/08                     4,000
4,130

-------

34,257

-------

 ELECTRONIC & ELECTRICAL EQUIPMENT - 0.1%
 Amphenol Corp.,
                                                 9.875%     05/15/07                       750
789

                       Investment Portfolio/June 30, 1998
-----------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                                            PAR
VALUE
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
 ELECTRONIC & ELECTRICAL EQUIPMENT - CONT.
 L-3 Communications Corp.,
                                                10.375%     05/01/07                   $ 1,250                 $
1,380

-------

2,169

-------

 FABRICATED METAL - 1.2%
 Earle M. Jorgensen Co.,
                                                 9.500%     04/01/05 (d)                 1,000
980
 Euramax International, PLC,
                                                11.250%     10/01/06 (e)                 8,000
8,640
 Renco Metals, Inc.,
                                                11.500%     07/01/03                     6,000
6,420
 U.S. Can Corp.,
                                                10.125%     10/15/06                     4,000
4,150

-------

20,190

-------

 FOOD & KINDRED PRODUCTS - 0.9%
 Chattem, Inc.,
                                                 8.750%     04/01/08 (d)                 3,500
3,447
 Chiquita Brands International, Inc.,
                                                10.250%     11/01/06                     3,750
4,036
 Pilgrim's Pride Corp.,
                                                10.875%     08/01/03                     1,950
2,023
 Sun World International Corp.,
                                                11.250%     04/15/04                     3,350
3,668
 Windy Hill Pet Food Co.,
                                                 9.750%     05/15/07                     1,000
1,045

-------

14,219

-------

 LUMBER & WOOD PRODUCTS - 0.4%
 Triangle Pacific Corp.,
                                                10.500%     08/01/03                     6,000
6,240

-------

 MACHINERY & COMPUTER EQUIPMENT - 0.5%
 IMO Industries, Inc.,
                                                11.750%     05/01/06                     6,750
7,594

-------

 MEASURING & ANALYZING INSTRUMENTS - 0.1%
 Intertek Finance, PLC,
                                                10.250%     11/01/06 (e)                 2,000
2,090

-------

 MISCELLANEOUS MANUFACTURING - 2.7%
 AEI Holding Co.,
                                                10.000%     11/15/07 (d)                 3,500
3,491
 Alliance Laundry Systems,
                                                 9.625%     05/01/08 (d)                 3,000
3,026

                       Investment Portfolio/June 30, 1998
------------------------------------------------------------------------------------------------------------------------
 Amscan Holdings, Inc.,
                                                 9.875%     12/15/07                   $ 1,000                 $
1,010
 Associated Materials, Inc.,
                                                 9.250%     03/01/08                     1,000
1,025
 Compass Aerospace,
                                                10.125%     04/15/05 (d)                 1,000
1,025
 Dade International, Inc.,
                                                11.125%     05/01/06                     2,250
2,531
 Eagle-Picher Industries, Inc.,
                                                 9.375%     03/01/08 (d)                 2,750
2,777
 ISP Holdings, Inc.,
                                                 9.750%     02/15/02                     5,000
5,250
 JTM Industries, Inc.,
                                                10.000%     04/15/08 (d)                 1,250
1,269
 Koppers Industries, Inc.,
                                                 9.875%     12/01/07                     1,975
2,015
 Moll Industries,
                                                10.500%     07/01/08 (d)                 1,500
1,530
 MTL, Inc.,
                                                10.000%     06/15/06 (d)                 1,000
990
 Newcor, Inc.,
                                                 9.875%     03/01/08 (d)                 3,000
3,038
 Polymer Group, Inc.,
                                                 9.000%     07/01/07                     2,500
2,538
 Shop Vac Corp.,
                                                10.625%     09/01/03                     3,000
3,278
 Tekni-Plex, Inc.,
                                                 9.250%     03/01/08                     2,000
2,000
 The Imperial Home Decor Group, Inc.,
                                                11.000%     03/15/08 (d)                 2,750
2,846
 Thermadyne MFG,
                                                 9.875%     06/01/08 (d)                 2,750
2,771
 Werner Holding Co.,
                                                10.000%     11/15/07 (d)                 2,250
2,340

-------

44,750

-------

 PAPER PRODUCTS - 2.7%
 Container Corp. of America,
  Series A,
                                                11.250%     05/01/04                     7,500
8,100
 Florida Coast Paper, LLC,
                                                12.750%     06/01/03                     3,350
3,718
 Gaylord Container Corp.,
                                                 9.750%     06/15/07                     4,500
4,410
 Repap New Brunswick, Inc.,
                                                10.625%     04/15/05                     6,000
6,060

                       INVESTMENT PORTFOLIO/JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                                              PAR
VALUE
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
 PAPER PRODUCTS - CONT.
 Riverwood International Corp.:
                                                10.625%     08/01/07                   $ 6,000                 $
6,240
                                                10.875%     04/01/08                     5,000
5,050
 Stone Container Corp.:
                                                10.750%     10/01/02                     6,750
7,163
                                                11.875%     12/01/98                     3,750
3,788
 Stone Container Corp. Units,
                                                12.250%     04/01/02 (f)                 1,000
1,026

-------

45,555

-------

 PETROLEUM REFINING - 0.4%
 Benton Oil & Gas Co.,
                                                 9.375%     11/01/07                     1,200
1,176
 Chiles Offshore,
                                                10.000%     05/01/08 (d)                 1,500
1,447
 Flores & Rucks, Inc.,
                                                 9.750%     10/01/06                     1,500
1,635
 Northern Offshore ASA,
                                                10.000%     05/15/05                     3,000
2,910

-------

7,168

--------

 PRIMARY METAL - 2.5%
 Algoma Steel, Inc.,
                                                12.375%     07/15/05                     8,000
8,960
 Bayou Steel Corp.,
                                                 9.500%     05/15/08 (d)                 2,000
1,980
 Insilco Corp.,
                                                10.250%     08/15/07                     1,200
1,254
 Ivaco, Inc.,
                                                11.500%     09/15/05                     1,500
1,643
 Kaiser Aluminum & Chemical Corp.,
                                                10.875%     10/15/06                     8,000
8,640
 Keystone Consolidated Industries, Inc.,
                                                 9.625%     08/01/07                     6,500
6,671
 WCI Steel, Inc.,
                                                10.000%     12/01/04                     6,900
7,107
 WHX Corp.,
                                                10.500%     04/15/05 (d)                 5,750
5,836

-------

42,091

-------

 PRINTING & PUBLISHING - 0.3%
 American Lawyer Media, Inc.,
                                                 9.750%     12/15/07 (d)                 3,000
3,112
 Hollinger International Publishing, Inc.,
                                                 9.250%     03/15/07                     2,000
2,090

-------

5,202

-------

                       Investment Portfolio/June 30, 1998
-----------------------------------------------------------------------------------------------------------------------
 RUBBER & PLASTIC - 0.4%
 Berry Plastics Corp.,
                                                12.250%     04/15/04                   $ 3,000                 $
3,262
 Burke Industries, Inc.,
                                                10.000%     08/15/07                     1,200
1,221
 Portola Packaging, Inc.,
                                                10.750%     10/01/05                     2,000
2,110

-------

6,593

-------

 STONE, CLAY, GLASS & CONCRETE - 0.1%
 Anchor Glass Container Corp.,
                                                11.250%     04/01/05                     2,250
2,419

-------

 TRANSPORTATION EQUIPMENT - 1.3%
 Blue Bird Body Co.,
                                                10.750%     11/15/06                     1,375
1,499
 Collins & Aikman Products Co.,
                                                11.500%     04/15/06                     7,000
7,796
 Delco Remy International, Inc.,
                                                10.625%     08/01/06                     1,600
1,728
 Johnstown America Industries, Inc.,
                                                11.750%     08/15/05                     4,000
4,430
 LDM Technologies, Inc.,
                                                10.750%     01/15/07                     6,825
7,098

-------

22,551

-------

------------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 3.0%
 CRUDE PETROLEUM & NATURAL GAS - 0.7%
 Ferrellgas Finance Corp., L.P.,
                                                10.000%     08/01/01                     3,215
3,360
 Ferrellgas Partners, L.P.,
                                                 9.375%     06/15/06                     2,500
2,575
 TransAmerica Energy Corp.,
  stepped coupon,
  (13.000% 06/15/99)                              (a)       06/15/02                     6,250
5,109

-------

11,044

-------

 OIL & GAS EXTRACTION - 1.8%
 Forcenergy, Inc.,
                                                 9.500%     11/01/06                     2,175
2,186
 Magnum Hunter Resources, Inc.,
                                                10.000%     06/01/07                     1,750
1,794
 Mariner Energy Corp.,
                                                10.500%     08/01/06                     6,000
6,120
 Nuevo Energy Co.,
                                                 9.500%     04/15/06                     5,350
5,564
 Ocean Energy, Inc.,
                                                10.375%     10/15/05                     7,125
7,838

                       INVESTMENT PORTFOLIO/JUNE 30, 1998
-----------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                                              PAR
VALUE
-----------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - CONT.
 OIL & GAS EXTRACTION - CONT.
 Petsec Energy, Inc.,
                                                 9.500%     06/15/07                   $ 4,000                 $
4,040
 Pool Energy Services Co.,
                                                 8.625%     04/01/08 (d)                 2,500
2,363

-------

29,905

-------

 OIL & GAS FIELD SERVICES - 0.5%
 Parker Drilling Corp.,
                                                 9.750%     11/15/06                     8,000
8,180

-------

------------------------------------------------------------------------------------------------------------------------
RETAIL TRADE - 1.5%
 APPAREL & ACCESSORY STORES - 0.2%
 Galey & Lord Inc.,
                                                 9.125%     03/01/08                     2,500
2,412
 Specialty Retailers, Inc.,
                                                 9.000%     07/15/07                       750
778

-------

3,190

-------

 FOOD STORES - 0.9%
 Friendly Ice Cream Corp.,
                                                10.500%     12/01/07                     2,000
2,115
 Pathmark Stores, Inc.:
                                                 9.625%     05/01/03                     2,250
2,278
   stepped coupon,
   (10.750% 11/01/99)                             (a)       11/01/03                    10,500
8,846
 Richmont Marketing,
                                                10.125%     12/15/07 (d)                 2,000
2,030

-------

15,269

-------

 HOME FURNISHINGS & EQUIPMENT - 0.1%
 Sealy Mattress Co.,
                                                 9.875%     12/15/07 (d)                 1,000
1,020

-------

 MISCELLANEOUS RETAIL - 0.3%
 Brylane Capital Corp.,
  Series B,
                                                10.000%     09/01/03                     5,000
5,262

-------

------------------------------------------------------------------------------------------------------------------------
SERVICES - 4.2%
 AMUSEMENT & RECREATION - 0.8%
 Hard Rock Hotel, Inc.,
                                                 9.250%     04/01/05 (d)                 1,900
1,952
 Hollywood Casino Corp.,
                                                12.750%     11/01/03                     1,000
1,108

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

Hollywood Park, Inc.,
                                             9.500%  08/01/07       $ 1,500  $ 1,545
Prime Hospitality Corp.,
                                             9.250%  01/15/06         3,000    3,180
Regal Cinemas,
                                             9.500%  06/01/08  (d)    5,000    5,050
                                                                             -------
                                                                              12,835
                                                                             -------

BUSINESS SERVICES - 0.6%
Psinet Inc.,
                                            10.000%  02/15/05  (d)    2,500    2,556
Unisys Corp.,
                                            11.750%  10/15/04         6,000    6,923
                                                                             -------
                                                                               9,479
                                                                             -------

HEALTH SERVICES - 0.6%
Allegiance Telecom Inc.,
stepped coupon,
(11.750% 02/15/03)                          (a)      02/15/08  (d)    2,000      980
Conmed Corp.,
                                             9.000%  03/15/08  (d)    2,000    1,990
Global Health Sciences,
                                            11.000%  05/01/08  (d)    2,250    2,227
Hudson Respiratory Care,
                                             9.125%  04/15/08  (d)    1,500    1,425
Maxxim Medical, Inc.,
                                            10.500%  08/01/06         2,500    2,725
                                                                             -------
                                                                               9,347
                                                                             -------

HOTELS, CAMPS & LODGING - 1.6%
Eldorado Resorts Corp.,
                                            10.500%  08/15/06         7,850    8,674
Harvey Casinos Resorts,
                                            10.625%  06/01/06         7,750    8,602
HMH Properties, Inc.,
                                             9.500%  05/15/05         5,100    5,559
Horseshoe Gaming LLC,
                                             9.375%  06/15/07         4,300    4,580
                                                                             -------
                                                                              27,415
                                                                             -------


MOTION PICTURES - 0.1%
United Artists Theatre,
                                             9.750%  04/15/08  (d)    1,500    1,485
                                                                             -------

OTHER SERVICES - 0.3%
Borg Warner Security Corp.,
                                             9.625%  03/15/07         4,900    5,488
                                                                             -------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                         PAR      VALUE
-----------------------------------------------------------------------------------
SERVICES - CONT.
PERSONAL SERVICES - 0.2%
Styling Technology Corp.,
                                            10.875%  07/01/08       $ 2,000  $ 2,005
Williams Scotsman, Inc.,
                                             9.875%  06/01/07         1,500    1,549
                                                                             -------
                                                                               3,554
                                                                             -------


TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 14.3%

AIR TRANSPORTATION - 0.8%
Continental Airlines, Inc.,
                                             9.500%  12/15/01         1,500    1,582
Trans World Airlines, Inc.,
                                            11.375%  03/01/06  (d)    2,500    2,506
U.S. Airways Group, Inc., Pass-Through
Certificates,
                                            10.375%  03/01/13         8,000    9,060
                                                                             -------
                                                                              13,148
                                                                             -------

BROADCASTING - 1.6%
Allbritton Communications Co.,
                                             9.750%  11/30/07         7,650    8,415
LIN Holding Corp.,
stepped coupon,
(10.000% 03/01/03)                           (a)     03/01/08  (d)    1,500    1,007
LIN Television Corp.,
                                             8.375%  03/01/08  (d)    2,250    2,289
Renaissance Media Group,
stepped coupon,
(10.000% 04/15/03)                           (a)     04/15/08         4,000    2,460
Sullivan Broadcasting, Inc.,
                                            10.250%  12/15/05         5,000    5,701
Young Broadcasting Corp.:
                                            10.125%  02/15/05         3,000    3,240
                                            11.750%  11/15/04         4,000    4,400
                                                                             -------
                                                                              27,512
                                                                             -------

CABLE - 3.0%
Adelphia Communications Corp.,
                                             8.375%  02/01/08         2,500    2,500
Comcast UK Cable Partners Ltd.,
stepped coupon,
(11.200% 11/15/00)                           (a)     11/15/07         7,425    6,200
Diamond Cable Communications PLC,
stepped coupon,
(10.750% 02/15/02)                           (a)     02/15/07  (e)    5,910    4,344

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

EchoStar Communications Corp.,
stepped coupon,
(12.875% 06/01/99)                           (a)     06/01/04          $ 6,000  $ 5,843
EchoStar Satellite Broadcasting Corp.,
stepped coupon,
(13.125% 03/15/00)                           (a)     03/15/04            8,000    7,360
International CableTel, Inc.,
stepped coupon,
(12.750% 04/15/00)                           (a)     04/15/05            5,500    4,840
Northland Cable Television, Inc.,
                                            10.250%  11/15/07            4,500    4,815
Rogers Cablesystems, Inc.,
                                            10.000%  03/15/05            3,000    3,330
Shop At Home, Inc.,
                                            11.000%  04/01/05            1,250    1,319
Telewest Communication, PLC,
stepped coupon,
(11.000% 10/01/00)                           (a)     10/01/07  (e)      11,000    9,075
                                                                                -------
                                                                                 49,626
                                                                                -------

COMMUNICATIONS - 0.8%
Diamond Holdings, PLC,
                                             9.125%  02/01/08  (d)(e)      750      784
Firstworld Communications Units,
stepped coupon,
(13.000% 04/15/03)                           (a)     04/15/08  (g)       2,200      968
Focal Communications Corp.,
stepped coupon,
(12.125% 02/15/03)                           (a)     02/15/08  (d)       2,000    1,205
GCI Inc.,
                                             9.750%  08/01/07            1,250    1,297
Metronet Communications,
stepped coupon,
(9.950% 06/15/03)                            (a)     06/15/08  (d)       4,500    2,784
Onepoint Communication Corp. Units,
                                            14.500%  06/01/08  (d)(h)    4,000    3,760
Orbital Imaging Group,
                                            11.625%  03/01/05  (d)       1,000    1,020
PTC International Finance BV,
stepped coupon,
(10.750% 07/01/02)                           (a)     07/01/07            1,700    1,156
                                                                                -------
                                                                                 12,974
                                                                                -------

ELECTRIC SERVICES - 0.4%
California Energy Co., Inc.,
                                             9.500%  09/15/06            2,000    2,158

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                            PAR     VALUE
--------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
ELECTRIC SERVICES - CONT.
System Energy Resources, Inc.,
                                            11.375%  09/01/16          $  344  $   367
WESCO Distribution, Inc.,
                                             9.125%  06/01/08  (d)      5,000    4,950
                                                                               -------
                                                                                 7,475
                                                                               -------

GAS SERVICES - 0.4%
California Energy Co., Inc.,
                                             9.875%  06/30/03           6,600    7,144
                                                                               -------

MOTOR FREIGHT & WAREHOUSING - 0.1%
Pierce Leahy Corp.,
                                            11.125%  07/15/06           1,625    1,836
                                                                               -------

SANITARY SERVICES - 0.7%
Allied Waste Industries, Inc.,
stepped coupon,
(11.300% 06/01/02)                           (a)     06/01/07           2,000    1,465
Allied Waste North America, Inc.,
                                            10.250%  12/01/06           9,475   10,387
                                                                               -------
                                                                                11,852
                                                                               -------
TELECOMMUNICATION - 6.2%
21st Century Telecom Group Inc.,
stepped coupon,
(12.250% 02/15/03)                           (a)     02/15/08  (d)      2,500    1,413
Arch Communications Inc.,
                                            12.750%  07/01/07           1,000    1,010
Cencall Communications Corp.,
stepped coupon,
(10.125% 01/15/99)                           (a)     01/15/04           6,000    5,865
Clearnet Communications, Inc.,
stepped coupon,
(14.750% 12/15/00)                           (a)     12/15/05           7,500    6,300
Comcast Cellular Corp.,
                                             9.500%  05/01/07           7,250    7,576
Esprit Telecom Group PLC,
                                            11.500%  12/15/07  (e)      1,500    1,543
GST Telecom,
stepped coupon,
(10.500% 05/01/03)                           (a)     05/01/08  (d)      4,000    2,420
ICG Holding, Inc.,
stepped coupon,
(13.500% 09/15/00)                           (a)     09/15/05           5,000    4,244

                  Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

ICG Services, Inc.,
stepped coupon,
(10.000% 02/15/03)                           (a)     02/15/08  (d)     $ 5,000  $ 3,000
IntelCom Group (USA), Inc.,
stepped coupon,
(12.500% 05/01/01)                           (a)     05/01/06            2,000    1,568
Intermedia Communications, Inc.,
stepped coupon,
(11.250% 07/15/02)                           (a)     07/15/07            5,000    3,650
Intermedia Communications of
Florida, Inc.,
stepped coupon,
(12.500% 05/15/01)                           (a)     05/15/06            6,000    4,920
IXC Communications Inc.,
                                             9.000%  04/15/08  (d)       1,500    1,504
KMC Telecom Holdings,
stepped coupon,
(12.500% 02/15/03)                           (a)     02/15/08  (d)(i)    2,000    1,180
Level 3 Communications
                                             9.125%  05/01/08  (d)       6,000    5,850
McleodUSA, Inc.:
stepped coupon,
(10.500% 03/01/02)                           (a)     03/01/07            6,000    4,470
                                             8.375%  03/15/08            2,000    1,995
Metrocall Inc.,
                                             9.750%  11/01/07              250      255
MetroNet Communications Corp.,
                                            12.000%  08/15/07            1,250    1,406
MJD Communication Inc.,
                                             9.500%  05/01/08  (d)       1,500    1,530
Nextel Communications, Inc.,
stepped coupon:
(9.750% 02/15/99)                            (a)     08/15/04           10,000    9,700
(9.750% 10/31/02)                            (a)     10/31/07            6,000    3,900
(9.950% 02/15/03)                            (a)     02/15/08  (d)       5,000    3,219
Nextel International, Inc.,
stepped coupon,
(12.125% 04/15/03)                           (a)     04/15/08  (d)       3,000    1,748
Price Communications Wireless,
                                             9.125%  12/15/06            2,250    2,250
RCN Corp.,
stepped coupon,
(11.125% 10/15/02)                           (a)     10/15/07            2,750    1,767
Sprint Spectrum, L.P.,
stepped coupon,
(12.500% 08/15/01)                           (a)     08/15/06            9,650    8,347

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                            PAR      VALUE
----------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
TELECOMMUNICATION - CONT.
Teleport Communications Group, Inc.,
stepped coupon,
(11.125% 07/01/01)                           (a)     07/01/07          $ 8,470  $  7,274
Teligent Inc.,
                                            11.500%  12/01/07            3,000     3,023
Verio, Inc.
                                            10.375%  04/01/05  (d)       1,000     1,030
WinStar Communications, Inc.,
 stepped coupon,
 (14.000% 10/15/00)                          (a)     10/15/05              250       209
                                                                                --------
                                                                                 104,166
                                                                                --------

TRANSPORTATION SERVICES - 0.1%
Moog, Inc.,
                                            10.000%  05/01/06            1,125     1,209
                                                                                --------

WATER TRANSPORTATION - 0.2%
American Commercial Lines,
                                            10.250%  06/30/08  (d)       4,000     4,060
                                                                                --------

----------------------------------------------------------------------------------------
WHOLESALE TRADE - 0.3%
NONDURABLE GOODS
AmeriServe Food Co.,
                                            10.125%  07/15/07            2,500     2,572
U.S. Office Products Co.,
                                             9.750%  06/15/08  (d)       2,500     2,516
                                                                                --------
                                                                                   5,088
                                                                                --------

TOTAL CORPORATE FIXED-INCOME
BONDS & NOTES (cost of $638,666)                                                 660,608
                                                                                --------

CORPORATE CONVERTIBLE BONDS & NOTES - 0.8%
----------------------------------------------------------------------------------------
MANUFACTURING - 0.0%
ELECTRONIC & ELECTRICAL EQUIPMENT
Kollmorgen Corp.,
                                             8.750%  05/01/09              532       551
                                                                                --------

----------------------------------------------------------------------------------------
MINING & ENERGY - 0.8%
OIL & GAS EXTRACTION
HS Resources, Inc.,
                                             9.250%  11/15/06           13,500    13,635
                                                                                --------

TOTAL CORPORATE CONVERTIBLE
BONDS & NOTES (cost of $14,262)                                                   14,186
                                                                                --------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 27.6%                                                                     PAR      VALUE
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 2.6%
                                                                             Maturities
                                                          Coupon              From/To
                                                     ---------------     -----------------
Federal Home Loan Mortgage Corp.:
                                                          7.500%                2016          $   189  $   196
                                                          8.000%             2006-2016          1,028    1,077
                                                          8.500%             2007-2010          1,007    1,063
                                                          8.750%             2005-2008            381      402
                                                          9.000%             2004-2022          1,255    1,330
                                                          9.250%             2007-2016            847      902
                                                          9.500%             2008-2016            838      899
                                                          9.750%             2008-2016            118      127
                                                         10.000%             2009-2019          1,179    1,283
                                                         10.500%             2020-2024            480      531
                                                         10.750%             2010-2013            963    1,085
                                                         11.250%             2010-2015            513      580
                                                                                                       -------
                                                                                                         9,475
                                                                                                       -------

Federal National Mortgage Association:
                                                          7.500%             2003-2011            546      564
                                                          8.000%             2002-2009            739      769
                                                          8.250%             2007-2009            206      213
                                                          8.500%             2008-2021          1,977    2,074
                                                          9.000%             2003-2021          3,589    3,815
                                                          9.250%                2016              282      299
                                                         10.000%             2013-2016          1,207    1,332
                                                         10.500%             2007-2016          1,554    1,718
                                                                                                       -------
                                                                                                        10,784
                                                                                                       -------

Government National Mortgage Association:
                                                          8.500%                2006               52       56
                                                          9.000%             2008-2017         11,974   12,873
                                                          9.500%             2009-2017          5,090    5,523
                                                         10.000%             2000-2021          1,778    1,951
                                                         10.500%             2001-2021            435      484
                                                         11.000%             2009-2016          2,570    2,890
                                                         11.750%             2013-2015             68       77
                                                         12.000%                2014                4        5
                                                                                                       -------
                                                                                                        23,859
                                                                                                       -------

GOVERNMENT OBLIGATIONS - 25.0%
U.S. Treasury Bonds:
                                                          8.750%              05/15/17         11,754   15,829
                                                         11.625%              11/15/04         49,006   64,803

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - CONT.                                                         PAR        VALUE
-----------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS - CONT.
U.S. Treasury Bonds - Cont.
                                            12.000%  08/15/13                    $   46,196  $ 68,493
                                                                                             --------

                                                                                              149,125
                                                                                             --------

U.S. Treasury Notes:
                                             8.875%  02/15/19                        34,204    47,111
                                            10.375%  11/15/12  (j)                   72,131    96,588
                                            11.875%  11/15/03                        99,610   128,372
                                                                                             --------
                                                                                              272,071
                                                                                             --------

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS (cost of $459,708)                                                         465,314
                                                                                             --------

FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - 24.8%                                             CURRENCY
-----------------------------------------------------------------------------------------------------
Argentina Global Bonds,
                                            11.375%  01/30/17  (k)                   14,550    15,459
Government of Sweden,
                                            10.250%  05/05/03             SK        256,000    39,723
Hellenic Republic:
                                             8.600%  03/26/08             GD      5,000,000    17,272
                                             8.900%  03/21/04             GD      5,360,000    17,812
Kingdom of Denmark,
                                             8.000%  03/15/06             DK         98,000    17,012
Mexican Global Bonds:
                                             9.750%  02/06/01  (l)                   17,310    18,024
                                            11.375%  09/15/16  (l)                   16,220    18,045
Ministry of Finance Russia Government
Bonds:
                                             9.375%  03/31/05  (d)(m)     G          30,480    13,740
                                            10.000%  06/26/07                        17,000    12,962
Poland Non-U.S. Global Registered Bond,
                                             6.688%  10/27/24  (n)                   12,419    12,194
Republic of Argentina,
                                            11.250%  04/10/06  (o)        G          15,350     9,636
Republic of Brazil,
                                            10.125%  05/15/27  (p)                   33,600    28,938
Republic of Poland (Brady),
Past Due Interest,
stepped coupon,
(5.000% 10/27/98)                            4.000%  10/27/14  (q)                   22,500    20,306
United Kingdom Treasury:
                                             9.000%  08/06/12             KB         12,455    27,108
                                             9.500%  04/18/05             KB         17,085    33,746
                                            10.000%  09/08/03             KB         19,495    37,704

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

United Mexican States,
                                            10.375%  01/29/03  (r)        G      $ 12,800    $    7,894
Victoria Treasury Corp:
                                            10.250%  11/15/06             A$       35,555        28,493
                                            12.500%  10/15/03             A$       18,161        14,753
Western Australia Treasury Corp.,
                                             8.000%  10/15/07             A$       37,519        26,774
                                                                                             ----------

TOTAL FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS (cost of $427,547)                                                           417,595
                                                                                             ----------

TOTAL BONDS & NOTES (cost of $1,540,183)                                                      1,557,703
                                                                                             ----------

COMMON STOCKS - 0.3% (s)                                                          SHARES
-------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
BUILDING CONSTRUCTION
Calton, Inc.                                                                          356           245
U.S. Home Corp.                                                                        31         1,288
                                                                                             ----------
                                                                                                  1,533
                                                                                             ----------

-------------------------------------------------------------------------------------------------------

MANUFACTURING - 0.0%
FOOD & KINDRED PRODUCTS
Darling International, Inc.                                                            80           591
                                                                                             ----------

-------------------------------------------------------------------------------------------------------

MINING & ENERGY - 0.0%
OIL & GAS EXTRACTION
Forest Oil Corp.                                                                       16           235
                                                                                             ----------

-------------------------------------------------------------------------------------------------------

RETAIL TRADE - 0.0%
MISCELLANEOUS RETAIL
Pharmhouse Corp.                                                                        4            16
                                                                                             ----------

-------------------------------------------------------------------------------------------------------

SERVICES - 0.2%
BUSINESS SERVICES - 0.0%
Iron Mountain Inc.                                                                      1            44
                                                                                             ----------

HEALTH SERVICES - 0.2%
Kuala Healthcare Inc.                                                                 177         1,325
Total Renal Care Holdings, Inc.                                                        55         1,898
                                                                                             ----------
                                                                                                  3,223
                                                                                             ----------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                    SHARES       VALUE
---------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
LOCAL & SUBURBAN TRANSIT - 0.0%
Greyhound Lines, Inc., 12.50% Escrow
Receipt (b)                                                   1   $            (t)
                                                                  ---------------

MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (b)                               31                (t)
Sun Carriers, Inc. (b)                                      130                 1
                                                                  ---------------
                                                                                1
                                                                  ---------------

TELECOMMUNICATION - 0.0%
Nextel Communications, Inc.                                   9               231
                                                                  ---------------

TOTAL COMMON STOCKS (cost of $4,593)                                        5,874
                                                                  ---------------

PREFERRED STOCKS - 2.2%
---------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 0.1%
DEPOSITORY INSTITUTIONS - 0.1%
California Federal Bancorp, Inc.,
9.125%, Series A                                             59             1,600
                                                                  ---------------

HOLDING & OTHER INVESTMENT COMPANIES - 0.0%
Riggs National Corp., 10.750%                                19               524
                                                                  ---------------

---------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 2.1%
BROADCASTING - 0.2%
Primedia Inc.:
 9.20%                                                       12             1,224
10.00%                                                       15             1,560
                                                                  ---------------
                                                                            2,784
                                                                  ---------------

CABLE - 1.4%
CSC Holdings Inc.:
11.125%, PIK, Series M                                       37             4,305
11.750%, PIK, Series H                                       40             4,688
EchoStar Communications Corp., 12.125%                        1             1,509
Time Warner, Inc.,
10.250%, Series M                                            12            13,411
                                                                  ---------------
                                                                           23,913
                                                                  ---------------

TELECOMMUNICATION - 0.5%
Concentric Network Corp.,
13.50%, PIK                                                   2             2,022

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

Nextel Communications, Inc.:
11.125%, PIK                                                  2   $    2,120
13.00%, PIK                                                   4        4,920
                                                                  ----------
                                                                       9,062
                                                                  ----------

TOTAL PREFERRED STOCKS (cost of $36,334)                              37,883
                                                                  ----------

WARRANTS - 0.0% (s)
------------------------------------------------------------------------------

MANUFACTURING - 0.0%
RUBBER & PLASTIC
BPC Holdings Corp., expires 04/15/04 (b)                      3           60
                                                                  ----------

------------------------------------------------------------------------------
SERVICES - 0.0%
HEALTH SERVICES - 0.0%
Allegiance Telecom Inc.,
 expires 02/03/08                                             2           (t)
                                                                  ----------

HOTELS, CAMPS, & LODGING - 0.0%
Capital Gaming International, Inc.,
 expires 02/01/99 (b)                                         6           (t)
                                                                  ----------

------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Wireless One, Inc., expires 10/19/01 (b)                     14           (t)
                                                                  ----------

COMMUNICATIONS - 0.0%
Orbital Imaging Corp., expires 03/01/05 (d)                   1           45
                                                                  ----------

TELECOMMUNICATION - 0.0%
Clearnet Communications, Inc., expires 09/15/05              25          229
Hyperion Telecommunications, Inc.,
 expires 04/15/01 (d)                                         3          325
MetroNet Communications, Inc.,
 expires 08/15/07 (d)                                         1           60
                                                                  ----------
                                                                         614
                                                                  ----------

TOTAL WARRANTS (cost of $354)                                            719
                                                                  ----------

TOTAL  INVESTMENTS (cost of $1,581,464)(u)                         1,602,179
                                                                  ----------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.7%                         PAR       VALUE
--------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago Corp.,
dated 06/30/98, due 7/01/98 at 6.100%
collateralized by U.S. Treasury notes
with various maturities to 2027,
market value $46,011 (repurchase proceeds $45,043)   $ 45,035  $    45,035
                                                               -----------

FORWARD CURRENCY CONTRACTS - 0.0% (v)                                 (904)
--------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 2.3%                              39,420
--------------------------------------------------------------------------

NET ASSETS - 100.0%                                            $ 1,685,730
                                                               -----------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(b) Represents fair value as determined in good faith under the direction of the Trustees.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $131,003 or 7.8% of net assets.

(e)       This is a British security. Par amount is stated in U.S. dollars.

(f) Unit consists of a 10.750% bond and a 1.500% supplemental interest certificate.

(g)       Unit consists of a bond and a warrant for every 1,000 bonds to buy
          7.9002 shares of series B common stock at $0.01 per share.

(h)       Unit consists of a bond and a warrant for every 1,000 bonds to buy
          0.635 shares of common stock at $0.01 per share.

(i)       Unit consists of a bond and a warrant for every 1,000 bonds to buy
          0.21785 shares of common stock at $0.01 per share.

(j) This security, or a portion thereof, with a total market value of $96,412, is being used to collateralize the forward currency contracts shown on the following page.

(k)       This is an Argentinean security. Par amount is stated in U.S. dollars.

(l)       This is a Mexican security. Par amount is stated in U.S. dollars.

(m)       This is a Russian security. Par amount is stated in German
          Deutschemarks.

(n) This is a Polish security. Par amount is stated in U.S. dollars. Interest rate shown is a floating rate coupon which changes every six months.

(o)       This is an Argentinean security. Par amount is stated in German
          Deutschemarks.

(p)       This is a Brazilian security. Par amount is stated in U.S. dollars.

(q) This is a Polish security. Par amount is stated in U.S. dollars. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(r)       This is a Mexican security. Par amount is stated in German
          Deutschemarks.

(s)       Non-income producing.

                  Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

(t)       Rounds to less than one.

(u) Cost for federal income tax purposes of total investments is $1,581,501.

(v) As of June 30, 1998, the Fund had entered into the following forward currency exchange contracts:

                                                    Net Unrealized
                                                     Appreciation
  Contracts          In Exchange     Settlement     (Depreciation)
  to Deliver             For            Date           (U.S. $)
----------------     -----------     ---------      --------------
SK       166,230     US$  20,865      07/09/98      $           72
US$       10,857     SK   83,100      07/09/98                (463)
DK        79,320     US$  11,372      07/14/98                (150)
US$       11,692     DK   79,320      07/14/98                (169)
UK        45,240     US$  75,616      07/23/98                 264
A$       114,340     US$  70,432      08/04/98                (458)
                                                    --------------
                                                    $         (904)
                                                    ==============

Summary of Securities
by Country               Currency        Value     % of Total
-------------------------------------------------------------
United States                         $ 1,158,108        72.3
United Kingdom                 KB         125,034         7.8
Australia                      A$          70,020         4.4
Mexico                                     43,963         2.7
Sweden                         SK          39,723         2.5
Greece                         GD          35,084         2.2
Poland                                     32,500         2.0
Brazil                                     28,938         1.8
Russia                                     26,702         1.6
Argentina                                  25,095         1.6
Denmark                        DK          17,012         1.1
                                      -----------   ---------
                                      $ 1,602,179       100.0
                                      ===========   =========


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym                       Name
     -------                       ----
       PIK                     Payment-In-Kind
       A$                     Australian Dollars
       DK                       Danish Kroner
       GD                      Greek Drachmas
       KB                      British Pounds
       SK                      Swedish Kroner


See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1998 (UNAUDITED)


(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $1,581,464)                                                   $1,602,179
Short-term obligations                                                                       45,035
                                                                                         -----------
                                                                                          1,647,214

Cash held in foreign banks (cost $2)                                   $     2
Receivable for:
  Interest                                                              27,769
  Investments sold                                                      20,302
  Fund shares sold                                                       4,965
  Dividends                                                                148
Other                                                                       92               53,278
                                                                       --------          -----------
    Total Assets                                                                          1,700,492

LIABILITIES
Payable for:
  Distributions                                                         10,494
  Fund shares repurchased                                                2,096
  Investments purchased                                                  1,250
Unrealized depreciation on forward
  currency contracts                                                       904
Accrued deferred trustees fees                                              18
                                                                       --------
    Total Liabilities                                                                        14,762
                                                                                         -----------

NET ASSETS                                                                               $1,685,730
                                                                                         -----------

Net asset value & redemption price per share -
Class A ($810,217/111,017)                                                               $     7.30
                                                                                         -----------
Maximum offering price per share - Class A
($7.30/0.9525)                                                                           $     7.66(a)
                                                                                         -----------
Net asset value & offering price per share -
Class B ($852,024/116,746)                                                               $     7.30(b)
                                                                                         -----------
Net asset value & offering price per share -
Class C ($23,489/3,218)                                                                  $     7.30(b)
                                                                                         -----------



(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)


(in thousands)
INVESTMENT INCOME
Interest                                                                                             $ 72,763
Dividends                                                                                               1,985
                                                                                                     ---------
     Total investment income                                                                           74,748

EXPENSES
Management fee                                                                 $ 5,277
Service fee                                                                      1,939
Distribution fee - Class B                                                       3,169
Distribution fee - Class C                                                          43
Transfer agent                                                                   1,850
Bookkeeping fee                                                                    264
Trustees fee                                                                        54
Custodian fee                                                                       38
Audit fee                                                                           20
Other                                                                              151                 12,805
                                                                               --------              ---------
       Net Investment Income                                                                           61,943
                                                                                                     =========

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                                                      2,978
Foreign currency transactions                                                    5,971
                                                                               --------
    Net Realized Gain                                                                                   8,949
Net unrealized depreciation
    during the period on:
Investments                                                                     (9,434)
Foreign currency transactions                                                   (3,482)
                                                                               --------
       Net Unrealized Depreciation                                                                    (12,916)
                                                                                                     ---------
              Net Loss                                                                                 (3,967)
                                                                                                     ---------
Increase in Net Assets From Operations                                                               $ 57,976
                                                                                                     =========


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                 (Unaudited)
                                                                 Six months                        Year ended
(in thousands)                                                  ended June 30                      December 31
                                                                -------------                      -----------
INCREASE (DECREASE) IN NET ASSETS                                   1998                              1997 (a)
Operations:
Net investment income                                            $    61,943                       $   117,469
Net realized gain                                                      8,949                            17,807
Net unrealized depreciation                                          (12,916)                           (9,879)
                                                                 -----------                       -----------
    Net Increase from Operations                                      57,976                           125,397
Distributions: (b)
From net investment income - Class A                                 (31,905)                          (63,388)
From net investment income - Class B                                 (29,858)                          (59,855)
From net investment income - Class C                                    (511)                             (124)
                                                                 -----------                       -----------
                                                                      (4,298)                            2,030
                                                                 -----------                       -----------
Fund Share Transactions:
Receipts for shares sold - Class A                                    61,698                           152,305
Value of distributions reinvested - Class A                           14,708                            33,842
Cost of shares repurchased - Class A                                 (72,441)                         (134,241)
                                                                 -----------                       -----------
                                                                       3,965                            51,906
                                                                 -----------                       -----------
Receipts for shares sold - Class B                                    77,872                           147,889
Value of distributions reinvested - Class B                           12,326                            29,039
Cost of shares repurchased - Class B                                 (69,911)                         (127,760)
                                                                 -----------                       -----------
                                                                      20,287                            49,168
                                                                 -----------                       -----------
Receipts for shares sold - Class C                                    18,554                             6,263
Value of distributions reinvested - Class C                              225                                59
Cost of shares repurchased - Class C                                  (1,308)                              (93)
                                                                 -----------                       -----------
                                                                      17,471                             6,229
                                                                 -----------                       -----------
    Net Increase from Fund
        Share Transactions                                            41,723                           107,303
                                                                 -----------                       -----------
        Total Increase                                                37,425                           109,333

NET ASSETS
Beginning of period                                                1,648,305                         1,538,972
                                                                 -----------                       -----------
End of period (including undistributed net
  investment income of $8,384 and $7,673,
  respectively)                                                  $ 1,685,730                       $ 1,648,305
                                                                 ===========                       ===========



(a) Class C shares were initially offered on July 1, 1997.
(b) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.


See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.


                                                               (Unaudited)
                                                                Six months                 Year ended
(in thousands)                                                 ended June 30               December 31
                                                               -------------               -----------
NUMBER OF FUND SHARES                                              1998                      1997 (a)
Sold - Class A                                                     8,376                      20,964
Issued for distributions reinvested - Class A                      1,996                       4,650
Repurchased - Class A                                             (9,834)                    (18,479)
                                                                 -------                     -------
                                                                     538                       7,135
                                                                 -------                     -------
Sold - Class B                                                    10,573                      20,354
Issued for distributions reinvested - Class B                      1,672                       3,991
Repurchased - Class B                                             (9,487)                    (17,572)
                                                                 -------                     -------
                                                                   2,758                       6,773
                                                                 -------                     -------
Sold - Class C                                                     2,516                         854
Issued for distributions reinvested - Class C                         31                           8
Repurchased - Class C                                               (178)                        (13)
                                                                 -------                     -------
                                                                   2,369                         849
                                                                 -------                     -------



(a) Class C shares were initially offered on July 1, 1997.


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Strategic Income Fund (the Fund), a series of Colonial Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the

                   Notes to Financial Statements/June 30, 1998


exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

                   Notes to Financial Statements/June 30, 1998


NOTE 2. ACCOUNTING POLICIES - CONT.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                   Notes to Financial Statements/June 30, 1998


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

      Average Net Assets                         Annual Fee Rate
      ------------------                         ---------------
      First $1 billion                                0.65%
      Over $1 billion                                 0.60%


BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

      Average Net Assets                         Annual Fee Rate
      ------------------                         ---------------
      First $50 million                             No charge
      Next $950 million                               0.035%
      Next $1 billion                                 0.025%

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended June 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $105,047 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $953,391 and $4,614 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. The plan also requires the payment of a service fee to the Distributor as follows:


            Value of shares                      Annual
       outstanding on the 20th of                 Fee
      each month which were issued                Rate
      ----------------------------                ----
      Prior to January 1, 1993                    0.15%
     On or after January 1, 1993                  0.25%


                   Notes to Financial Statements/June 30, 1998

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: For the six months ended June 30, 1998, purchases and sales of investments, other than short-term obligations, were $543,335,595 and $527,257,918, respectively, of which $30,025,594 and $51,021,789, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at June 30, 1998, based on cost of investments for federal income tax purposes was:

      Gross unrealized appreciation                                $ 54,053,809
      Gross unrealized depreciation                                 (33,375,633)
                                                                   ------------
              Net unrealized appreciation                          $ 20,678,176
                                                                   ============

CAPITAL LOSS CARRYFORWARDS: At December 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

       Year of                                                     Capital loss
      expiration                                                   carryforward
      ----------                                                   ------------
         1998                                                      $  5,118,000
         1999                                                        36,511,000
         2000                                                        23,761,000
         2001                                                         3,442,000
         2002                                                        42,652,000
         2003                                                        18,825,000
                                                                   ------------
                                                                   $130,309,000
                                                                   ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

                   Notes to Financial Statements/June 30, 1998


OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 1998.

NOTE 6. COMPOSITION OF NET ASSETS

At June 30, 1998, net assets consisted of:
Capital paid in                                                     $  1,780,139
Undistributed net investment income                                        8,384
Accumulated net realized loss                                          (122,593)
Net unrealized appreciation (depreciation) on:
   Investments                                                            20,716
   Foreign currency transactions                                           (916)
                                                                    ------------
                                                                    $  1,685,730
                                                                    ============

                              FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:


                                                                    (Unaudited)
                                                              Six months ended June 30
                                                --------------------------------------------------
                                                                       1998
                                                  Class A             Class B           Class C
                                                ------------       ------------       ------------
Net asset value -
   Beginning of period                          $      7.320       $      7.320       $      7.320
                                                ------------       ------------       ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.290              0.262              0.268 (b)
Net realized and
unrealized gain (loss)                                (0.022)            (0.022)            (0.022)
                                                ------------       ------------       ------------
   Total from Investment
      Operations                                       0.268              0.240              0.246
                                                ------------       ------------       ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income (c)                        (0.288)            (0.260)            (0.266)
                                                ------------       ------------       ------------
Net asset value -
   End of period                                $      7.300       $      7.300       $      7.300
                                                ------------       ------------       ------------
Total return (d)                                        3.69% (e)          3.31% (e)          3.38% (e)
                                                ------------       ------------       ------------

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                            1.14% (g)          1.89% (g)          1.74% (b)(g)
Net investment income (f)                               7.78% (g)          7.03% (g)          7.18% (b)(g)
Portfolio turnover                                        33% (e)            33% (e)            33% (e)
Net assets at end
of period (000)                                 $    810,217       $    852,024       $     23,489

(a) Class C shares were initially offered on July 1, 1997. Per share amounts reflect activity from that date.

(b) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.15% (annualized).

(c) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


                  Year ended December 31
------------------------------------------------------------
                            1997
  Class A                 Class B                 Class C   (a)
------------            ------------            ------------
$      7.310            $      7.310            $      7.240
------------            ------------            ------------

       0.578                   0.524                   0.271

       0.025                   0.025                   0.092
------------            ------------            ------------

       0.603                   0.549                   0.363
------------            ------------            ------------

      (0.593)                 (0.539)                 (0.283)
------------            ------------            ------------

$      7.320            $      7.320            $      7.320
------------            ------------            ------------
        8.61%                   7.81%                   5.06% (e)
------------            ------------            ------------


        1.18%                   1.93%                   1.78% (g)
        7.78%                   7.03%                   7.13% (g)
         111%                    111%                    111%

$    808,228            $    833,865            $      6,212

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:



                                                                       Year ended December 31
                                                ---------------------------------------------------------------------
                                                             1996                                  1995
                                                   Class A           Class B            Class A             Class B
                                                ------------       ------------       ------------       ------------
Net asset value -
   Beginning of period                          $      7.220       $      7.220       $      6.530       $      6.530
                                                ------------       ------------       ------------       ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.623              0.569              0.621              0.569
Net realized and
unrealized gain (loss)                                 0.081              0.081              0.650              0.650
                                                ------------       ------------       ------------       ------------
   Total from Investment
      Operations                                       0.704              0.650              1.271              1.219
                                                ------------       ------------       ------------       ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.614) (a)        (0.560) (a)             (0.581)
(0.529)
From capital paid in                                      --                 --                 --                 --
                                                ------------       ------------       ------------       ------------
Total Distributions
   Declared to Shareholders                           (0.614)            (0.560)            (0.581)
(0.529)
                                                ------------       ------------       ------------       ------------
Net asset value -
   End of period                                $      7.310       $      7.310       $      7.220       $      7.220
                                                ------------       ------------       ------------       ------------
Total return (b)                                       10.24%              9.43%             20.17%
19.29%
                                                ------------       ------------       ------------       ------------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.18% (c)          1.93% (c)          1.18% (c)
1.97% (c)
Net investment income                                   8.01% (c)          7.26% (c)          8.42% (c)
7.63% (c)
Portfolio turnover                                       110%               110%                83%
83%
Net assets at end
of period (000)                                 $    755,352       $    783,620       $    714,961       $    714,049

(a) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(d) The data presented for periods prior to November 30, 1994, represent operations under an earlier objective.

                          FINANCIAL HIGHLIGHTS - CONT.



                      Year ended December 31
------------------------------------------------------------------------
             1994 (d)                               1993 (d)
  Class A             Class B             Class A              Class B
------------        ------------        ------------        ------------
$      7.390        $      7.390        $      7.010        $      7.010
------------        ------------        ------------        ------------

       0.580               0.529               0.565               0.511

      (0.848)             (0.849)              0.448               0.448
------------        ------------        ------------        ------------

      (0.268)             (0.320)              1.013               0.959
------------        ------------        ------------        ------------

      (0.580)             (0.529)             (0.585)             (0.535)
      (0.012)             (0.011)             (0.048)             (0.044)
------------        ------------        ------------        ------------

      (0.592)             (0.540)             (0.633)             (0.579)
------------        ------------        ------------        ------------

$      6.530        $      6.530        $      7.390        $      7.390
============        ============        ============        ============
       (3.67)%             (4.40)%             14.95%              14.11%
============        ============        ============        ============


        1.21%               1.96%               1.19%               1.94%
        8.38%               7.63%               8.42%               7.67%
          78%                 78%                138%                138%

$    636,824        $    608,348        $    660,654        $    475,141

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.


(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information              press 1

For account information                                               press 2

To speak to a service representative                                  press 3

For yield and total return information                                press 4

For duplicate statements or new supply of checks                      press 5

To order duplicate tax forms and year-end statements                  press 6
(February through May)

To review your options at any time during your call                   press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FUNDS DISTRIBUTOR INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Strategic Income Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Strategic Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Strategic Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of Liberty Funds Distributor's Performance Update.

                                    TRUSTEES

ROBERT J. BIRNBAUM

Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN

Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


       [LIBERTY LOGO]

       Liberty Funds Distributor, Inc. (C) 1998
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                   SI-03/691F-0798 (8/98) 98/805